Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jan. 17, 2018
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
CIK	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 17, 2018
Effective Date	dei_DocumentEffectiveDate	Jan. 17, 2018
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017